SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 1,236,671	$ 3,060,274
Work in progress	510,803	39,658
Self-produced products	485,344	3,448,023
Purchased products -clean-energy equipment	935,644	1,198,758
Purchased products -digitalization and integration equipment	2,228,172	107,072
Compressed natural gas (“CNG”)		23,417
Total inventories	$ 5,396,634	$ 7,877,202